SCHEDULE OF INVESTMENTS
Ivy Crossover Credit Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5-26-22	$250	$255
3.650%, 7-21-27	250	248

TOTAL ASSET-BACKED SECURITIES – 1.3%		$503

(Cost: $501)

CORPORATE DEBT SECURITIES
Communication Services
Cable & Satellite – 1.3%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 4.500%, 2-1-24	500	532

Integrated Telecommunication Services – 1.4%
Verizon Communications, Inc., 4.016%, 12-3-29(A)	510	553

Total Communication Services - 2.7%		1,085

Consumer Discretionary
Auto Parts & Equipment – 1.2%
Lear Corp., 3.800%, 9-15-27	500	495

Automobile Manufacturers – 1.3%
General Motors Co., 5.000%, 10-1-28	500	525

Homebuilding – 1.3%
Toll Brothers Finance Corp., 4.350%, 2-15-28	500	499

Restaurants – 1.3%
Starbucks Corp., 3.550%, 8-15-29	500	523

Total Consumer Discretionary - 5.1%		2,042

Consumer Staples
Brewers – 2.1%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 4.750%, 1-23-29	750	850

Drug Retail – 1.3%
CVS Health Corp., 4.100%, 3-25-25	500	527

Packaged Foods & Meats – 2.5%
Bunge Ltd. Finance Corp., 3.750%, 9-25-27	250	246
Smithfield Foods, Inc., 2.650%, 10-3-21(A)	750	739

		985

Total Consumer Staples - 5.9%		2,362

Energy
Oil & Gas Exploration & Production – 2.6%
Canadian Natural Resources Ltd., 3.850%, 6-1-27	750	778
EQT Corp., 3.000%, 10-1-22	250	248

		1,026

Oil & Gas Storage & Transportation – 10.2%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	500	511
Cheniere Corpus Christi Holdings LLC, 5.875%, 3-31-25	500	557
Energy Transfer Partners L.P., 4.950%, 6-15-28	250	273
EQT Midstream Partners L.P., 4.750%, 7-15-23	500	518
Midwest Connector Capital Co. LLC, 3.900%, 4-1-24(A)	400	416
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.), 4.000%, 10-1-27	1,000	1,030
Williams Partners L.P.:
3.750%, 6-15-27	500	517
4.850%, 3-1-48	250	267

		4,089

Total Energy - 12.8%		5,115

Financials
Asset Management & Custody Banks – 4.0%
Ares Capital Corp., 4.250%, 3-1-25	500	506
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 4.850%, 3-29-29	1,000	1,093

		1,599

Consumer Finance – 1.3%
Ford Motor Credit Co. LLC, 3.336%, 3-18-21	500	502

Diversified Banks – 3.6%
Banco Bilbao Vizcaya Argentaria S.A., 6.125%, 2-16-66	1,000	941
Danske Bank A.S., 2.700%, 3-2-22(A)	500	501

		1,442

Investment Banking & Brokerage – 2.6%
Cantor Fitzgerald L.P., 4.875%, 5-1-24(A)	500	516
Goldman Sachs Group, Inc. (The), 4.250%, 10-21-25	500	530

		1,046

Life & Health Insurance – 2.6%
Athene Holding Ltd., 4.125%, 1-12-28	1,000	1,008

Other Diversified Financial Services – 4.1%
Citigroup, Inc., 4.450%, 9-29-27	500	539

Fidelity National Information Services, Inc., 3.750%, 5-21-29	50	53
JPMorgan Chase & Co., 3.625%, 12-1-27	1,000	1,030

		1,622

Property & Casualty Insurance – 2.6%
Aon Corp. (GTD by Aon plc), 3.750%, 5-2-29	1,000	1,043

Reinsurance – 1.3%
Reinsurance Group of America, Inc., 3.900%, 5-15-29	500	519

Specialized Finance – 2.7%
Dell International LLC and EMC Corp., 5.450%, 6-15-23(A)	1,000	1,078

Total Financials - 24.8%		9,859

Health Care
Health Care Facilities – 1.3%
HCA, Inc. (GTD by HCA Holdings, Inc.), 4.125%, 6-15-29	500	511

Pharmaceuticals – 6.7%
Bayer U.S. Finance II LLC, 4.375%, 12-15-28(A)	1,000	1,054
Elanco Animal Health, Inc., 4.900%, 8-28-28(A)	500	558
Zoetis, Inc., 3.900%, 8-20-28	1,000	1,065

		2,677

Total Health Care - 8.0%		3,188

Industrials
Aerospace & Defense – 7.1%
BAE Systems Holdings, Inc., 3.850%, 12-15-25(A)	1,000	1,045
Huntington Ingalls Industries, Inc., 3.483%, 12-1-27	1,000	1,015
Northrop Grumman Corp., 3.250%, 1-15-28	750	770

		2,830

Agricultural & Farm Machinery – 1.2%
CNH Industrial N.V., 3.850%, 11-15-27	500	499

Industrial Conglomerates – 1.1%
Ingersoll-Rand Luxembourg Finance S.A., 3.800%, 3-21-29	165	173
TriMas Corp., 4.875%, 10-15-25(A)	250	253

		426

Research & Consulting Services – 2.7%
IHS Markit Ltd., 4.750%, 2-15-25(A)	1,000	1,072

Total Industrials - 12.1%		4,827

Information Technology
Application Software – 1.3%
NXP Semiconductors N.V., NXP B.V. and NXP Funding LLC, 4.300%, 6-18-29(A)	500	516

Communications Equipment – 5.2%
L-3 Communications Corp., 3.850%, 12-15-26	1,000	1,046
Motorola Solutions, Inc., 4.600%, 5-23-29	1,000	1,051

		2,097

Data Processing & Outsourced Services – 1.3%
Fiserv, Inc., 3.500%, 7-1-29	500	513

Electronic Equipment & Instruments – 2.7%
Keysight Technologies, Inc., 4.600%, 4-6-27	1,000	1,069

Semiconductors – 1.3%
QUALCOMM, Inc., 2.900%, 5-20-24	500	507

Total Information Technology - 11.8%		4,702

Real Estate
Health Care REITs – 1.2%
Senior Housing Properties Trust, 4.750%, 2-15-28	500	485

Hotel & Resort REITs – 2.4%
Hospitality Properties Trust, 3.950%, 1-15-28	1,000	942

Specialized REITs – 5.3%
Crown Castle International Corp.:
3.200%, 9-1-24	250	255
4.750%, 5-15-47	1,000	1,077
CubeSmart L.P. (GTD by CubeSmart), 4.375%, 2-15-29	750	800

		2,132

Total Real Estate - 8.9%		3,559

Utilities
Electric Utilities – 2.6%
CenterPoint Energy, Inc., 4.250%, 11-1-28	500	540
Southern California Edison Co., 4.125%, 3-1-48	500	504

		1,044

Total Utilities - 2.6%		1,044

TOTAL CORPORATE DEBT SECURITIES – 94.7%		$37,783

(Cost: $36,368)

SHORT-TERM SECURITIES
Master Note - 2.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(B)	1,109	1,109

TOTAL SHORT-TERM SECURITIES – 2.8%		$1,109

(Cost: $1,109)

TOTAL INVESTMENT SECURITIES – 98.8%		$39,395

(Cost: $37,978)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		468

NET ASSETS – 100.0%		$39,863

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $8,301 or 20.8% of net assets.

(B)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$503	$—
Corporate Debt Securities	—	37,783	—
Short-Term Securities	—	1,109	—

Total	$—	$39,395	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$37,978

Gross unrealized appreciation	1,538
Gross unrealized depreciation	(121)

Net unrealized appreciation	$1,417